Mineral Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Mineral Property, Plant and Equipment

7.	MINERAL PROPERTY, PLANT AND EQUIPMENT

		Mineral property
	Plant and equipment	Depletable	Non-depletable	Exploration and evaluation	Total
Cost
At December 31, 2018	$1,194.6	$2,305.6	$95.8	$250.4	$3,846.4
Additions	125.2	131.9	9.1	11.6	277.8
Revisions to decommissioning liabilities	—	13.3	—	—	13.3
Right-of-use assets	2.4	—	—	—	2.4
Disposals	(1.9)	—	—	—	(1.9)
At December 31, 2019	$1,320.3	$2,450.8	$104.9	$262.0	$4,138.0
Additions	94.1	101.5	33.2	14.2	243.0
Acquisition of Trillium Mining Corp. (i)	—	—	—	19.3	19.3
Repurchase of Island Gold royalty (ii)	—	54.8	—	—	54.8
Revisions to decommissioning liabilities	—	17.1	—	—	17.1
Disposals	(5.6)	—	—	—	(5.6)
Transfers	121.2	—	(121.2)	—	—
At December 31, 2020	$1,530.0	$2,624.2	$16.9	$295.5	$4,466.6

Accumulated amortization and impairment charges
At December 31, 2018	$502.9	$521.4	$—	$8.8	$1,033.1
Amortization	66.6	105.0	—	—	171.6
Amortization (right-of-use assets)	1.1	—	—	—	1.1
Disposals	(1.2)	—	—	—	(1.2)
At December 31, 2019	$569.4	$626.4	$—	$8.8	$1,204.6
Amortization	75.5	88.8	—	—	164.3
Amortization (right-of-use assets)	1.0	—	—	—	1.0
Disposals	(4.6)	—	—	—	(4.6)
At December 31, 2020	$641.3	$715.2	$—	$8.8	$1,365.3

Net carrying value
At December 31, 2019	$750.9	$1,824.4	$104.9	$253.2	$2,933.4
At December 31, 2020	$888.7	$1,909.0	$16.9	$286.7	$3,101.3
Note: Certain comparative balances have been restated to conform presentation adopted during the year.
The net carrying values by segment (note 14) are as follows:

		Mineral property
	Plant and equipment	Depletable	Non-depletable	Exploration and evaluation	Total
Young-Davidson	$684.7	$822.8	—	—	$1,507.5
Island Gold	88.4	818.7	4.9	—	912.0
Mulatos	107.8	126.7	12.0	—	246.5
Kirazlı	0.3	140.8	—	—	141.1
Corporate and other	7.5	—	—	286.7	294.2
At December 31, 2020	$888.7	$1,909.0	$16.9	$286.7	$3,101.3

Young-Davidson	$555.3	$807.0	$104.9	—	$1,467.2
Island Gold	77.3	747.0	—	—	824.3
Mulatos	109.7	136.1	—	—	245.8
Kirazlı	0.3	134.3	—	—	134.6
Corporate and other	8.3	—	—	253.2	261.5
At December 31, 2019	$750.9	$1,824.4	$104.9	$253.2	$2,933.4
(i) Acquisition of Trillium Mining Corp.
On December 17, 2020, the Company acquired all the issued and outstanding common shares of Trillium Mining Corp, for cash consideration of $19.5 million (CAD$25.0 million), which owns property adjacent to the Island Gold mine. Under IFRS 3, Business Combinations, the transaction was identified as an asset acquisition.
The allocation of the purchase price to the net assets acquired are as follows:

Consideration paid	$19.5

Net assets acquired
Cash and cash equivalents	$0.1
Current assets less current liabilities, excluding cash and cash equivalents	0.1
Mineral property, plant and equipment	19.3
$19.5
(ii) Repurchase of Island Gold Royalty
During the first quarter of 2020, the Company acquired and canceled a 3% net smelter return royalty payable on production from certain claims at the Island Gold mine for consideration of $54.8 million.
Construction in Progress
The carrying value of construction in progress at December 31, 2020 was $98.7 million (December 31, 2019 - $203.7 million). The reduction in construction in progress primarily relates to the completion of the lower mine construction at the Young-Davidson mine in 2020, which was transferred to plant and equipment.